Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Mar. 31, 2022	Dec. 31, 2021
ASSETS
Cash and Cash Equivalents		$ 42,179,036	$ 33,060,390
Restricted Cash		13,523,211	7,306,430
LOANS:
Direct Cash Loans		874,135,486	873,432,972
Real Estate Loans		45,151,008	45,972,414
Sales Finance Contracts		121,074,463	118,959,994
Loans, Total		1,040,360,957	1,038,365,380
Unearned Finance Charges		149,622,546	151,081,033
Unearned Insurance Premiums and Commissions		66,528,937	69,124,817
Allowance for Loan Losses		68,107,534	67,311,208
Net Loans		756,101,940	750,848,322
INVESTMENT SECURITIES:
Available for Sale, at fair value		234,761,113	261,601,925
Other Assets		62,836,640	65,404,868
ASSETS, Total		1,109,401,940	1,118,221,935
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		740,105,576	716,536,361
Accrued Expenses and Other Liabilities		55,325,633	75,235,477
Subordinated Debt		29,600,352	29,692,344
LIABILITIES, Total		825,031,561	821,464,182
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Retained Earnings		292,915,008	286,851,102
Stockholders' Equity, Total		284,370,379	296,757,753
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		1,109,401,940	1,118,221,935
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6